PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS
17	PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets comprises:

	As at	As at
	December 31,	December 31,
	2023	2022
Prepayments	1,200	1,636
Deposits	83	59
Other assets	372	128
Prepaid expenses and other assets	1,655	1,823